UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Series Floating Rate High Income Fund

Semi-Annual Report

March 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of March 31, 2022

(by issuer, excluding cash equivalents)	% of fund's net assets
Bass Pro Group LLC	2.4
Asurion LLC	1.9
Caesars Resort Collection LLC	1.6
Intelsat Jackson Holdings SA	1.1
Fertitta Entertainment LLC NV	1.1
8.1

Top Five Market Sectors as of March 31, 2022

% of fund's net assets
Technology	15.2
Services	7.8
Healthcare	6.6
Telecommunications	5.7
Gaming	5.7

Quality Diversification (% of fund's net assets)

As of March 31, 2022
BBB	2.0%
BB	23.9%
B	57.8%
CCC,CC,C	3.7%
Not Rated	7.6%
Equities	1.8%
Short-Term Investments and Net Other Assets	3.2%

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2022*
Bank Loan Obligations	90.4%
Nonconvertible Bonds	4.6%
Convertible Bonds, Preferred Stocks	0.1%
Common Stocks	1.7%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 10.7%

Geographic Diversification (% of fund's net assets)

As of March 31, 2022
United States of America	89.3%
Luxembourg	5.1%
Canada	1.3%
Cayman Islands	1.0%
Netherlands	0.7%
United Kingdom	0.7%
France	0.5%
Ireland	0.3%
Multi-National	0.2%
Other	0.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments March 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 90.4%
	Principal Amount	Value
Aerospace - 1.1%
ADS Tactical, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 3/19/26 (a)(b)(c)	$536,750	$509,016
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 12/31/27 (a)(b)(c)	289,627	284,680
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.71% 6/19/26 (a)(b)(c)	62,028	59,957
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.7074% 5/30/25 (a)(b)(c)	942,471	924,508
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.7074% 12/9/25 (a)(b)(c)	366,563	360,148
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.7074% 8/22/24 (a)(b)(c)	200,768	197,632
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/30/25 (a)(b)(c)	486,696	459,582
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (a)(b)(c)	235,000	228,930

TOTAL AEROSPACE		3,024,453

Air Transportation - 1.9%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 4/20/28 (a)(b)(c)	960,000	971,098
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 8/11/28 (a)(b)(c)	385,000	380,988
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.506% 4/8/26 (a)(b)(c)	281,329	275,936
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.506% 4/4/26 (a)(b)(c)	151,252	148,353
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (a)(b)(c)	930,000	963,713
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (a)(b)(c)	820,000	845,494
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/21/28 (a)(b)(c)	977,613	964,581
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 12/11/26 (a)(b)(c)	358,520	344,702

TOTAL AIR TRANSPORTATION		4,894,865

Automotive & Auto Parts - 1.1%
American Trailer World Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/5/28 (a)(b)(c)	183,613	175,809
Avis Budget Car Rental LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 3/16/29 (a)(b)(c)	95,000	94,169
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.7074% 4/30/26 (a)(b)(c)	252,784	249,308
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.25% 6/3/28 (a)(b)(c)	559,350	536,629
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 11/2/27 (a)(b)(c)	562,875	557,246
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (a)(b)(c)	347,404	321,512
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.7579% 12/17/28 (a)(b)(c)	423,938	419,397
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 1/29/28 (a)(b)(c)	455,400	440,600

TOTAL AUTOMOTIVE & AUTO PARTS		2,794,670

Banks & Thrifts - 0.9%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.8049% 2/27/28 (a)(b)(c)	796,950	791,682
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (a)(b)(c)	269,955	268,268
LHS Borrower LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx +4.750% 5.5504% 2/18/29(a)(b)(c)	435,000	429,576
Novae LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.75% 12/22/28 (a)(b)(c)	194,444	192,743
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 12/22/28 (b)(c)(d)	55,556	55,069
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 5/30/25 (a)(b)(c)	242,689	239,250
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 12/1/28 (a)(b)(c)	184,538	182,384
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME TERM SOFR 1 MONTH + 2.250% 2.75% 12/16/28 (a)(b)(c)	184,538	183,153

TOTAL BANKS & THRIFTS		2,342,125

Broadcasting - 2.1%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.7074% 8/15/25 (a)(b)(c)	1,239,240	1,230,726
Diamond Sports Group LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 8.000% 9% 5/25/26 (a)(b)(c)	245,978	249,087
2LN, term loan 3 month U.S. LIBOR + 3.250% 3.545% 8/24/26 (a)(b)(c)	1,677,097	567,077
Dotdash Meredith, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 12/1/28 (a)(b)(c)	618,450	616,904
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 2.9471% 11/17/24 (a)(b)(c)	349,085	342,453
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.7306% 9/19/26 (a)(b)(c)	750,482	746,865
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.96% 9/30/26 (a)(b)(c)	468,000	453,178
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.75% 8/14/26 (a)(b)(c)	348,261	346,085
Univision Communications, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 4% 3/24/26 (a)(b)(c)	241,910	240,198
1 month U.S. LIBOR + 3.250% 4% 1/31/29 (a)(b)(c)	820,000	810,431

TOTAL BROADCASTING		5,603,004

Building Materials - 2.0%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (a)(b)(c)	555,800	499,909
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.750% 3.2074% 12/18/28 (a)(b)(c)	256,448	253,499
3 month U.S. LIBOR + 2.500% 2.9574% 10/1/26 (a)(b)(c)	107,536	106,192
DiversiTech Holdings, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.756% 12/22/28 (a)(b)(c)	190,571	187,713
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 12/22/28 (b)(c)(d)	39,429	38,837
Hunter Douglas, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 2/25/29 (a)(b)(c)	1,590,000	1,556,213
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 3/24/29 (b)(c)(e)	140,000	137,900
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.0187% 6/4/28 (a)(b)(c)	1,233,800	1,217,353
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.7876% 9/22/28 (a)(b)(c)	162,626	162,138
Traverse Midstream Partners Ll Tranche B, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 5.25% 9/27/24 (a)(b)(c)	272,392	270,916
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 5/7/28 (a)(b)(c)	393,025	388,603
White Capital Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.25% 10/19/27 (a)(b)(c)	483,875	477,623

TOTAL BUILDING MATERIALS		5,296,896

Cable/Satellite TV - 2.3%
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.21% 2/1/27 (a)(b)(c)	1,911,832	1,893,785
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.6466% 1/31/28 (a)(b)(c)	775,000	756,958
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.8966% 4/15/27 (a)(b)(c)	357,601	350,807
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.6466% 1/15/26 (a)(b)(c)	485,000	477,725
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 8/2/27 (a)(b)(c)	826,075	824,249
LCPR Loan Financing LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.1466% 9/25/28 (a)(b)(c)	305,000	303,603
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.6466% 7/17/25 (a)(b)(c)	920,353	903,676
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.8966% 1/31/28 (a)(b)(c)	500,000	493,205

TOTAL CABLE/SATELLITE TV		6,004,008

Capital Goods - 1.0%
Ali Group North America Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 10/12/28 (b)(c)(e)	435,000	428,114
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.4806% 11/15/26 (a)(b)(c)	107,727	106,650
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7306% 11/15/25 (a)(b)(c)	426,799	419,863
Griffon Corp. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.750% 3.2669% 1/24/29 (a)(b)(c)	550,000	543,642
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.4574% 9/20/26 (a)(b)(c)	518,757	516,594
Resideo Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.7555% 2/12/28 (a)(b)(c)	277,052	272,549
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 9.75% 4/16/25 (a)(b)(c)(f)	192,606	184,901
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.0187% 7/31/27 (a)(b)(c)	125,891	124,554

TOTAL CAPITAL GOODS		2,596,867

Chemicals - 2.8%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 9/30/28 (a)(b)(c)	278,538	271,343
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/30/28 (b)(c)(d)	40,764	39,711
Aruba Investment Holdings LLC:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.5% 11/24/28 (a)(b)(c)	135,000	133,313
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/24/27 (a)(b)(c)	495,908	488,469
Cimpress U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/17/28 (a)(b)(c)	372,188	367,770
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.0287% 5/7/25 (a)(b)(c)(f)	372,188	364,744
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.4574% 1/31/26 (a)(b)(c)	362,883	359,450
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 7/3/28 (a)(b)(c)	327,529	318,931
Hexion Holdings Corp. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.500% 5% 3/15/29 (a)(b)(c)	650,000	633,750
ICP Group Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.756% 12/29/27 (a)(b)(c)	272,250	264,083
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 1/20/26 (a)(b)(c)	1,061,975	1,041,797
Manchester Acquisition Sub LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.750% 6.5% 12/1/26 (a)(b)(c)(f)	164,588	159,650
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7238% 3/1/26 (a)(b)(c)	461,488	454,501
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.8125% 11/9/28 (a)(b)(c)	438,900	426,488
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.250% 3.5625% 10/11/24 (a)(b)(c)	283,514	277,135
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.006% 10/1/25 (a)(b)(c)	1,062,927	1,045,654
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.21% 4/3/25 (a)(b)(c)	581,081	565,537

TOTAL CHEMICALS		7,212,326

Consumer Products - 2.2%
19Th Holdings Golf LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 3.75% 2/7/29 (a)(b)(c)	350,000	345,625
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.4574% 6/11/26 (a)(b)(c)	243,903	240,042
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/11/26 (a)(b)(c)	573,949	565,339
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.4574% 5/23/27 (a)(b)(c)	202,929	198,820
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 11/8/27 (a)(b)(c)	495,000	491,802
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.25% 9/29/28 (a)(b)(c)	428,925	419,703
Energizer Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 12/16/27 (a)(b)(c)	361,350	355,026
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/22/26 (a)(b)(c)	469,063	435,839
Mattress Firm, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.64% 9/24/28 (a)(b)(c)	368,150	359,638
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.256% 4/15/28 (a)(b)(c)	719,563	673,489
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.256% 3/4/28 (a)(b)(c)	331,650	328,098
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.3966% 6/15/25 (a)(b)(c)	469,806	282,913
Runner Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 10/20/28 (a)(b)(c)	255,000	243,525
TGP Holdings III LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4% 6/29/28 (a)(b)(c)	88,350	84,375
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.500% 3.25% 6/29/28 (b)(c)(d)	11,650	11,125
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 7% 5/3/28 (a)(b)(c)	340,441	334,824
Woof Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.6779% 12/21/27 (a)(b)(c)	326,700	323,841

TOTAL CONSUMER PRODUCTS		5,694,024

Containers - 2.9%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 3/3/28 (a)(b)(c)	590,716	575,045
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 4.2808% 3/11/28 (a)(b)(c)	900,475	891,020
3 month U.S. LIBOR + 3.250% 4.26% 3/11/28 (a)(b)(c)	89,102	87,342
Berry Global, Inc. Tranche Z 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.0711% 7/1/26 (a)(b)(c)	473,358	466,035
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.4806% 4/3/24 (a)(b)(c)	238,125	234,453
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.2074% 12/21/26 (a)(b)(c)	245,000	243,163
Charter NEX U.S., Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 12/1/27 (a)(b)(c)	465,300	462,392
Flex Acquisition Co., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.2144% 6/29/25 (a)(b)(c)	718,943	717,196
3 month U.S. LIBOR + 3.500% 4% 3/2/28 (a)(b)(c)	670,209	668,479
Graham Packaging Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/4/27 (a)(b)(c)	771,042	756,446
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5544% 2/9/26 (a)(b)(c)	316,800	287,696
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (a)(b)(c)	122,633	119,951
Pregis TopCo Corp. 1LN, term loan:
1 month U.S. LIBOR + 4.000% 4.5% 8/1/26 (a)(b)(c)	248,750	243,153
3 month U.S. LIBOR + 4.000% 4.4574% 7/31/26 (a)(b)(c)	244,375	238,877
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/26/23 (a)(b)(c)	200,751	197,740
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 1/30/27 (a)(b)(c)	596,858	586,198
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/24/28 (a)(b)(c)	427,850	416,298
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.2686% 8/12/28 (a)(b)(c)	304,238	299,105

TOTAL CONTAINERS		7,490,589

Diversified Financial Services - 2.9%
ACNR Holdings, Inc. term loan 17% 9/16/25 (a)(c)(f)	218,838	224,856
AlixPartners LLP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 2/4/28 (a)(b)(c)	275,658	271,049
Asp Resins Merger Sub, Inc. 2LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 7.000% 7.9375% 2/9/30 (a)(b)(c)	170,000	162,350
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 10/15/26 (a)(b)(c)	371,332	352,650
BCP Renaissance Parent LLC Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.5% 10/31/26 (a)(b)(c)	415,075	409,193
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 1/27/27 (a)(b)(c)	184,075	181,544
Eagle 4 Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.9574% 7/12/28 (a)(b)(c)	243,751	239,790
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.9574% 6/27/25 (a)(b)(c)	123,125	121,709
Fleetcor Technologies Operating Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 4/30/28 (a)(b)(c)	169,149	166,038
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.11% 8/9/25 (a)(b)(c)	324,340	315,177
Focus Financial Partners LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 6/24/28 (a)(b)(c)	124,121	122,376
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.4574% 7/3/24 (a)(b)(c)	433,889	427,472
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 9/24/27 (a)(b)(c)	316,008	312,946
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4884% 3/1/25 (a)(b)(c)	801,047	791,034
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/21/28 (a)(b)(c)	313,425	310,291
KREF Holdings X LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/1/27 (a)(b)(c)(f)	366,307	362,644
Nexus Buyer LLC 2LN, term loan 1 month U.S. LIBOR + 6.250% 6.75% 11/5/29 (a)(b)(c)	220,000	217,342
Paysafe Holdings U.S. Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 6/10/28 (a)(b)(c)	89,549	85,519
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/29/24 (a)(b)(c)	255,836	250,400
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 2/11/27 (a)(b)(c)	930,896	920,656
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 11/16/26 (a)(b)(c)	425,977	419,268
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 4/29/26 (a)(b)(c)	351,957	347,998
WH Borrower LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.500% 6% 2/9/27 (a)(b)(c)	470,000	460,600

TOTAL DIVERSIFIED FINANCIAL SERVICES		7,472,902

Diversified Media - 1.4%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.25% 10/28/27 (a)(b)(c)	839,375	830,285
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.3011% 2/10/27 (a)(b)(c)	1,121,920	1,110,981
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.9574% 12/17/26 (a)(b)(c)	1,817,000	1,787,183

TOTAL DIVERSIFIED MEDIA		3,728,449

Energy - 3.6%
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 11/14/26 (a)(b)(c)	490,320	486,642
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/14/27 (a)(b)(c)	430,641	418,260
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.9586% 11/3/25 (a)(b)(c)	482,056	480,610
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (a)(b)(c)	556,998	555,305
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.4486% 5/21/25 (a)(b)(c)	270,251	266,535
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/17/28 (a)(b)(c)(f)	277,900	273,384
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (a)(b)(c)	328,500	329,049
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (a)(b)(c)	302,250	297,716
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (a)(b)(c)	808,396	804,499
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 6/4/28 (a)(b)(c)	1,348,225	1,340,014
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2238% 2/6/25 (a)(b)(c)	378,737	371,973
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.2238% 2/6/25 (a)(b)(c)	302,400	296,999
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.51% 3/1/26 (a)(b)(c)	391,395	333,543
Esdec Solar Group BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 6.4997% 8/27/28 (a)(b)(c)(f)	243,750	240,094
GIP II Blue Holding LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.506% 9/29/28 (a)(b)(c)	558,600	555,807
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.7074% 7/18/25 (a)(b)(c)	703,137	679,758
Granite Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.756% 3/25/28 (a)(b)(c)	468,819	464,426
ITT Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 7/30/28 (a)(b)(c)	199,000	196,015
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.4574% 1/23/27 (a)(b)(c)	655,234	651,958
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (a)(b)(c)	365,625	351,914

TOTAL ENERGY		9,394,501

Entertainment/Film - 0.3%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 9/1/27 (a)(b)(c)	195,000	193,781
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 9/1/27 (a)(b)(c)	200,000	198,750
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.8441% 1/23/25 (a)(b)(c)	319,068	306,305

TOTAL ENTERTAINMENT/FILM		698,836

Environmental - 0.5%
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.4574% 10/8/28 (a)(b)(c)	144,638	143,010
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 11/30/28 (a)(b)(c)	404,686	402,242
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 11/30/28 (a)(b)(c)	30,314	30,131
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.5244% 6/21/28 (a)(b)(c)	724,525	713,056

TOTAL ENVIRONMENTAL		1,288,439

Food & Drug Retail - 0.8%
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.7074% 1/29/27 (a)(b)(c)	653,363	640,648
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.2074% 10/22/25 (a)(b)(c)	222,882	220,794
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.8044% 5/1/26 (a)(b)(c)	940,573	930,969
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (a)(b)(c)	478,032	405,132

TOTAL FOOD & DRUG RETAIL		2,197,543

Food/Beverage/Tobacco - 1.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.2074% 10/1/26 (a)(b)(c)	80,000	72,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.2074% 10/1/25 (a)(b)(c)	137,688	119,101
Bengal Debt Merger Sub LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 3.75% 1/24/29 (a)(b)(c)	420,000	412,499
2LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 6.000% 6.7511% 1/24/30 (a)(b)(c)	185,000	184,075
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/23/27 (a)(b)(c)	270,813	265,735
Del Monte Foods, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 2/15/29 (b)(c)(e)	390,000	383,663
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/23/27 (a)(b)(c)	589,125	570,715
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.506% 3/31/28 (a)(b)(c)	784,075	763,493

TOTAL FOOD/BEVERAGE/TOBACCO		2,771,281

Gaming - 5.1%
Aristocrat International Pty Ltd. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.004% 10/19/24 (a)(b)(c)	74,897	74,086
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 10/1/28 (a)(b)(c)	902,738	897,095
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.2074% 12/22/24 (a)(b)(c)	2,071,171	2,058,226
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.9574% 7/20/25 (a)(b)(c)	1,950,300	1,941,524
Churchill Downs, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.46% 3/17/28 (a)(b)(c)	297,000	292,298
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.256% 9/21/28 (a)(b)(c)	349,125	345,285
Fertitta Entertainment LLC NV Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 1/27/29 (a)(b)(c)	2,758,932	2,741,689
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (a)(b)(c)	606,791	598,447
GVC Holdings Gibraltar Ltd. Tranche B4 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.7427% 3/16/27 (a)(b)(c)	277,900	275,121
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/26/28 (a)(b)(c)	283,575	280,385
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.9574% 5/29/26 (a)(b)(c)	295,299	292,668
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (a)(b)(c)	222,512	220,937
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.2074% 3/11/28 (a)(b)(c)	419,357	412,589
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 3.2074% 8/14/24 (a)(b)(c)	445,714	443,767
Scientific Games Holdings LP term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 2/4/29 (b)(c)(e)	490,000	484,924
Stars Group Holdings BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.256% 7/16/26 (a)(b)(c)	899,653	891,592
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.71% 2/7/27 (a)(b)(c)	1,078,823	1,062,942

TOTAL GAMING		13,313,575

Healthcare - 6.5%
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/23/28 (a)(b)(c)	208,950	206,664
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.75% 11/6/27 (a)(b)(c)	565,906	560,751
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (a)(b)(c)	658,891	655,319
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9806% 8/1/27 (a)(b)(c)	1,163,983	1,143,974
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 11/1/28 (a)(b)(c)	340,000	335,855
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.006% 10/1/27 (a)(b)(c)	1,393,485	1,390,002
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.25% 3/15/28 (a)(b)(c)	282,150	278,976
ICU Medical, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.500% 3% 1/6/29 (a)(b)(c)	320,000	318,400
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/4/28 (a)(b)(c)	521,063	517,155
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (a)(b)(c)	1,364,688	1,358,383
Mamba Purchaser, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 10/14/28 (a)(b)(c)	210,000	207,375
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3.1367% 10/19/27 (a)(b)(c)	591,971	589,011
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.7074% 8/31/26 (a)(b)(c)	278,112	274,722
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.7074% 8/30/27 (a)(b)(c)	180,000	178,200
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 10/21/28 (a)(b)(c)	1,130,000	1,118,135
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5625% 6/2/28 (a)(b)(c)	1,301,625	1,293,490
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.2346% 6/30/25 (a)(b)(c)	501,842	499,488
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.756% 11/30/27 (a)(b)(c)	371,250	368,852
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.2074% 3/31/27 (a)(b)(c)	475,525	469,881
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/15/28 (a)(b)(c)	1,250,000	1,239,738
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.75% 7/1/28 (a)(b)(c)	340,899	338,983
Radiology Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.7063% 7/9/25 (a)(b)(c)	315,000	310,445
RadNet Management, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.7538% 4/23/28 (a)(b)(c)	153,463	151,217
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 8/31/26 (a)(b)(c)	241,848	239,703
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 10/1/28 (a)(b)(c)	631,825	626,537
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.3125% 12/15/27 (a)(b)(c)	282,155	280,922
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.25% 6/13/26 (a)(b)(c)	489,964	447,705
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.6771% 11/20/26 (a)(b)(c)	522,923	519,331
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 3.2074% 11/27/25 (a)(b)(c)	826,738	818,470
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2086% 6/1/25 (a)(b)(c)	279,647	277,083

TOTAL HEALTHCARE		17,014,767

Homebuilders/Real Estate - 0.9%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.2074% 8/21/25 (a)(b)(c)	966,782	952,281
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (a)(b)(c)	180,000	190,800
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	678,660	611,133
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	38,277	34,469
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 9/1/27 (a)(b)(c)	640,250	634,917

TOTAL HOMEBUILDERS/REAL ESTATE		2,423,600

Hotels - 1.9%
Aimbridge Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 2/1/26 (a)(b)(c)	123,129	122,051
ASP LS Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 4/30/28 (a)(b)(c)	373,125	370,793
Carnival Finance LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 4% 10/18/28 (a)(b)(c)	463,838	452,821
3 month U.S. LIBOR + 3.000% 3.75% 6/30/25 (a)(b)(c)	407,738	395,913
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.2086% 11/30/23 (a)(b)(c)	705,057	702,082
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/2/28 (a)(b)(c)	879,578	873,420
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2066% 6/21/26 (a)(b)(c)	126,445	125,008
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 8/31/25 (a)(b)(c)	178,650	173,157
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.250% 9.21% 6/23/26 (a)(b)(c)	258,050	256,760
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 2.500% 9.756% 2/28/25 (a)(b)(c)	739,061	765,031
3 month U.S. LIBOR + 6.750% 7.756% 5/30/26 (a)(b)(c)	794,154	700,841

TOTAL HOTELS		4,937,877

Insurance - 4.9%
Acrisure LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.250% 4.75% 2/15/27 (a)(b)(c)	264,338	262,852
3 month U.S. LIBOR + 3.500% 3.9574% 2/13/27 (a)(b)(c)	1,499,014	1,475,284
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.7074% 5/10/25 (a)(b)(c)	449,180	443,727
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.7074% 5/9/25 (a)(b)(c)	243,125	240,288
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/6/27 (a)(b)(c)	746,250	740,549
AmeriLife Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.4574% 3/18/27 (a)(b)(c)	189,448	186,843
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 2/19/28 (a)(b)(c)	831,191	816,645
AssuredPartners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.9574% 2/13/27 (a)(b)(c)	444,763	438,758
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.120% 3.5824% 11/3/23 (a)(b)(c)	1,359,617	1,350,100
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.4574% 11/3/24 (a)(b)(c)	481,250	474,546
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 5.7074% 1/31/28 (a)(b)(c)	1,005,000	983,895
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 5.7074% 1/20/29 (a)(b)(c)	525,000	512,531
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.7074% 12/23/26 (a)(b)(c)	987,500	964,867
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.7074% 7/31/27 (a)(b)(c)	598,950	586,037
HUB International Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 4/25/25 (a)(b)(c)	855,422	849,203
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.267% 4/25/25 (a)(b)(c)	1,085,210	1,071,753
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 4.256% 12/2/26 (a)(b)(c)	122,190	121,070
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.006% 5/16/24 (a)(b)(c)	1,283,561	1,273,908

TOTAL INSURANCE		12,792,856

Leisure - 3.2%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/17/28 (a)(b)(c)	659,453	653,683
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 4.9574% 1/4/26 (a)(b)(c)	372,075	371,145
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/21/28 (a)(b)(c)	715,000	699,806
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.250% 9.25% 5/23/24 (a)(b)(c)	113,933	121,125
3 month U.S. LIBOR + 2.500% 3.5% 2/28/25 (a)(b)(c)	877,087	674,699
3 month U.S. LIBOR + 2.750% 3.75% 9/30/26 (a)(b)(c)	366,555	275,833
15.25% 5/23/24 (c)	185,337	218,675
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (a)(b)(c)	1,540,956	1,532,295
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.006% 9/8/24 (a)(b)(c)	250,000	218,875
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.006% 3/8/24 (a)(b)(c)	712,669	668,483
Excel Fitness Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 10/7/25 (a)(b)(c)	328,321	322,165
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 8/27/28 (a)(b)(c)	189,050	187,632
Lids Holdings, Inc. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.500% 6.5% 12/14/26 (a)(b)(c)(f)	406,875	398,738
MajorDrive Holdings IV LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5625% 5/12/28 (a)(b)(c)	342,413	336,636
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.4963% 5/10/26 (a)(b)(c)	112,632	106,227
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/25/28 (a)(b)(c)	298,500	294,545
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.9574% 12/21/25 (a)(b)(c)	363,750	345,108
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 5.006% 12/30/26 (a)(b)(c)	611,500	586,122
2LN, term loan 3 month U.S. LIBOR + 8.500% 9.506% 12/30/27 (a)(b)(c)	125,000	120,860
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.506% 12/30/26 (a)(b)(c)(f)	132,975	133,806

TOTAL LEISURE		8,266,458

Paper - 0.7%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 3/30/29 (b)(c)(e)	1,525,000	1,499,578
Journey Personal Care Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.256% 3/1/28 (a)(b)(c)	169,148	160,586
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 4/6/28 (a)(b)(c)	246,897	244,736

TOTAL PAPER		1,904,900

Publishing/Printing - 0.9%
Cengage Learning, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.75% 7/14/26 (a)(b)(c)	258,638	256,214
Harland Clarke Holdings Corp. 1LN, term loan 1 month U.S. LIBOR + 7.750% 8.756% 6/16/26 (a)(b)(c)	462,197	382,122
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.2503% 3/13/25 (a)(b)(c)	108,993	107,176
3 month U.S. LIBOR + 8.500% 9.5002% 3/13/25 (a)(b)(c)	334,050	334,050
MJH Healthcare Holdings LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 1/28/29 (a)(b)(c)	200,000	198,000
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.387% 8/29/25 (a)(b)(c)	341,027	337,760
RLG Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5% 7/8/28 (a)(b)(c)	284,288	281,445
Scripps (E.W.) Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 1/7/28 (a)(b)(c)	353,281	350,466

TOTAL PUBLISHING/PRINTING		2,247,233

Railroad - 0.8%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 4/6/28 (a)(b)(c)	293,525	290,810
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 11/23/28 (a)(b)(c)	255,000	251,654
First Student Bidco, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 7/21/28 (a)(b)(c)	429,854	425,912
Tranche C 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 7/21/28 (a)(b)(c)	159,069	157,610
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.006% 12/30/26 (a)(b)(c)	524,300	517,909
Worldwide Express, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.7074% 7/22/28 (a)(b)(c)	433,913	428,762

TOTAL RAILROAD		2,072,657

Restaurants - 0.8%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 11/19/26 (a)(b)(c)	729,432	712,866
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 11/22/28 (a)(b)(c)	154,613	152,133
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.7074% 3/1/26 (a)(b)(c)	363,750	357,952
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 7/21/28 (a)(b)(c)	1,017,450	1,004,101

TOTAL RESTAURANTS		2,227,052

Services - 7.2%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.8011% 12/20/29 (a)(b)(c)	210,000	207,900
Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (b)(c)(e)	97,910	96,197
Tranche B2 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/31/29 (b)(c)(e)	624,179	613,256
Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (b)(c)(e)	97,910	96,197
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 8/12/28 (a)(b)(c)	98,227	97,705
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8125% 9/7/28 (a)(b)(c)	214,463	213,658
All-Star Bidco AB:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5079% 11/16/28 (a)(b)(c)	159,600	158,004
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.0079% 7/21/28 (a)(b)(c)	315,000	309,585
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (a)(b)(c)	497,500	489,237
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.0054% 7/9/28 (a)(b)(c)	422,875	416,684
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 3/11/25 (a)(b)(c)	114,325	111,924
Ascend Learning LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/10/28 (a)(b)(c)	423,938	418,744
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.2501% 6/21/24 (a)(b)(c)	1,323,988	1,260,913
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.9574% 2/7/26 (a)(b)(c)	474,251	470,523
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.9985% 9/30/28 (a)(b)(c)	278,600	275,728
Conservice Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.7074% 5/13/27 (a)(b)(c)	40,959	40,378
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (a)(b)(c)	181,131	178,867
CoreLogic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 6/2/28 (a)(b)(c)	1,004,950	991,765
EAB Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/16/28 (a)(b)(c)	169,575	167,667
EmployBridge LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.756% 7/19/28 (a)(b)(c)	507,450	500,894
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.049% 8/1/26 (a)(b)(c)	612,460	608,375
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2086% 3/29/25 (a)(b)(c)	452,171	445,058
Finastra U.S.A., Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (a)(b)(c)	190,000	186,586
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/3/28 (a)(b)(c)	197,500	194,855
Franchise Group, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.750% 5.5% 3/10/26 (a)(b)(c)	521,885	520,580
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.750% 5.2922% 11/22/23 (a)(b)(c)(f)	27,979	27,839
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (a)(b)(c)	839,827	835,318
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.9086% 12/1/27 (a)(b)(c)	371,250	370,322
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.2074% 3/5/28 (a)(b)(c)	336,609	332,822
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.2074% 3/26/28 (a)(b)(c)	836,668	828,995
KNS Acquisitions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.256% 4/21/27 (a)(b)(c)	271,563	264,773
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (a)(b)(c)	705,071	693,395
Lakeshore Intermediate LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/29/28 (a)(b)(c)	190,000	186,358
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.9574% 1/23/27 (a)(b)(c)	692,662	682,847
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.6467% 2/16/29 (a)(b)(c)	510,000	504,263
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 10% 1/31/28 (a)(b)(c)	200,000	197,000
PowerTeam Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.506% 3/6/25 (a)(b)(c)	332,488	310,793
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (a)(b)(c)	584,266	560,895
Sabre GLBL, Inc.:
Tranche B-1 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/17/27 (a)(b)(c)	66,956	66,119
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/17/27 (a)(b)(c)	106,732	105,397
Signal Parent, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 4/1/28 (a)(b)(c)	555,800	493,623
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5% 1/15/27 (a)(b)(c)	186,148	185,915
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (a)(b)(c)	1,485,000	1,471,798
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (a)(b)(c)	243,590	226,814
Uber Technologies, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.9574% 4/4/25 (a)(b)(c)	720,641	718,450
3 month U.S. LIBOR + 3.500% 3.9574% 2/25/27 (a)(b)(c)	497,877	495,388
Vaco Holdings LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.75% 1/21/29 (a)(b)(c)	204,488	202,784

TOTAL SERVICES		18,833,188

Steel - 0.2%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.4566% 1/24/27 (a)(b)(c)	483,527	473,653
Super Retail - 3.8%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 11/6/27 (a)(b)(c)	464,062	460,294
Ambience Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 7/24/28 (a)(b)(c)	254,363	243,076
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/5/28 (a)(b)(c)	6,364,947	6,333,110
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.387% 2/3/24 (a)(b)(c)	282,822	282,257
Empire Today LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 4/1/28 (a)(b)(c)	278,597	264,201
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 10/19/27 (a)(b)(c)	987,500	965,281
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.9574% 11/8/24 (a)(b)(c)	839,778	828,684
RH Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 10/20/28 (a)(b)(c)	467,650	458,381

TOTAL SUPER RETAIL		9,835,284

Technology - 15.1%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 6.8678% 3/10/27 (a)(b)(c)	277,297	271,751
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (a)(b)(c)	240,365	237,848
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.756% 8/10/25 (a)(b)(c)	799,663	692,908
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.7074% 4/23/26 (a)(b)(c)	360,973	356,591
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 12/4/27 (a)(b)(c)	382,513	375,613
Athenahealth, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 2/15/29 (a)(b)(c)	1,975,217	1,951,021
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 2/15/29 (b)(c)(d)	334,783	330,682
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 10/31/26 (a)(b)(c)	700,726	693,284
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.4574% 10/31/26 (a)(b)(c)	585,184	578,115
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.9574% 4/30/25 (a)(b)(c)	965,000	950,824
CMI Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 3/23/28 (a)(b)(c)	272,938	270,890
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.7074% 4/4/26 (a)(b)(c)	887,686	862,902
Condor Merger Sub, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 2/2/29 (a)(b)(c)	395,000	391,544
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 9/30/28 (a)(b)(c)	658,350	653,083
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.2074% 11/29/24 (a)(b)(c)	109,234	107,778
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.4574% 10/16/26 (a)(b)(c)	914,043	906,301
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.4574% 2/19/29 (a)(b)(c)	305,000	300,806
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 3/31/29 (a)(b)(c)	95,000	94,763
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 3/31/28 (a)(b)(c)	411,901	407,267
Dynatrace LLC 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.7074% 8/23/25 (a)(b)(c)	97,062	95,505
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7988% 7/25/26 (a)(b)(c)	243,445	239,907
Entegris, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3/2/29 (b)(c)(e)	640,000	637,869
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 7/31/27 (a)(b)(c)	605,775	600,256
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.506% 12/2/24 (a)(b)(c)	266,723	264,723
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.4494% 8/10/27 (a)(b)(c)	368,438	364,867
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.1994% 2/15/24 (a)(b)(c)	286,344	284,076
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.256% 8/19/28 (a)(b)(c)	296,981	295,496
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 7/1/24 (a)(b)(c)	665,453	661,187
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.75% 7/1/28 (a)(b)(c)	1,368,245	1,360,556
II-VI, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 12/8/28 (b)(c)(e)	685,000	679,863
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 12/1/27 (a)(b)(c)	465,300	461,373
MA FinanceCo. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (a)(b)(c)	240,625	238,219
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/15/24 (a)(b)(c)	611,886	604,348
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.250% 6.7074% 2/23/29 (a)(b)(c)	85,000	84,044
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.7086% 9/15/24 (a)(b)(c)	526,361	519,271
Motus Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.703% 12/10/28 (a)(b)(c)	165,000	162,319
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.46% 9/4/26 (a)(b)(c)	85,000	83,672
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.71% 9/5/25 (a)(b)(c)	332,925	327,878
NortonLifeLock, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.000% 1/28/29(b)(c)(e)	1,205,000	1,188,937
Osmosis Debt Merger Sub, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.25% 7/30/28 (a)(b)(c)	284,667	281,732
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 7/30/28 (b)(c)(e)	20,333	20,124
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 11/10/27 (a)(b)(c)	377,117	374,288
Peraton Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 2/1/28 (a)(b)(c)	1,817,459	1,802,119
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 12/29/27 (a)(b)(c)	232,650	229,549
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/2/28 (a)(b)(c)	1,283,550	1,272,961
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.9574% 5/30/26 (a)(b)(c)	365,625	361,227
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.7579% 8/31/28 (a)(b)(c)	1,251,863	1,237,078
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (a)(b)(c)	1,168,572	1,144,780
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/22/28 (a)(b)(c)	706,450	697,549
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.756% 9/30/28 (a)(b)(c)	447,750	441,128
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4586% 5/31/25 (a)(b)(c)	479,222	472,934
Seattle Spinco, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 1/14/27 (a)(b)(c)	1,000,000	987,500
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 2.9586% 6/21/24 (a)(b)(c)	1,263,397	1,244,446
Sophia LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.256% 10/7/27 (a)(b)(c)	938,161	927,803
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 4/16/25 (a)(b)(c)	326,242	320,787
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 4/16/25 (a)(b)(c)	264,836	260,408
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 4/16/25 (a)(b)(c)	534,291	525,166
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.2074% 1/31/27 (a)(b)(c)	224,114	222,528
Tempo Acquisition LLC:
1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/31/28 (a)(b)(c)	274,313	272,187
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.2074% 5/1/24 (a)(b)(c)	105,679	104,755
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.7306% 9/28/24 (a)(b)(c)	161,092	159,682
UKG, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.756% 5/4/26 (a)(b)(c)	784,875	781,100
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/3/26 (a)(b)(c)	1,001,968	992,860
2LN, term loan 1 month U.S. LIBOR + 5.250% 5.75% 5/3/27 (a)(b)(c)	730,000	723,269
Verscend Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.4574% 8/27/25 (a)(b)(c)	862,720	858,406
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 1/13/29 (a)(b)(c)	600,000	593,250
Virgin Pulse, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/6/28 (a)(b)(c)	278,600	274,886
VM Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.6044% 3/27/28 (a)(b)(c)	465,982	462,292
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.4574% 2/28/27 (a)(b)(c)	519,400	513,775
Weber-Stephen Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/30/27 (a)(b)(c)	340,796	329,550
WEX, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.7074% 4/1/28 (a)(b)(c)	267,300	263,721
Zelis Payments Buyer, Inc.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 3.7306% 9/30/26 (a)(b)(c)	189,706	187,513
3 month U.S. LIBOR + 3.500% 3.7306% 9/30/26 (a)(b)(c)	314,023	310,490
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.500% 9/30/26 (b)(c)(d)	34,667	34,266

TOTAL TECHNOLOGY		39,274,446

Telecommunications - 4.5%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9891% 1/31/26 (a)(b)(c)	478,750	460,529
Altice France SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 3.049% 7/31/25 (a)(b)(c)	23,638	23,047
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.5064% 8/14/26 (a)(b)(c)	211,952	207,802
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 11/30/27 (a)(b)(c)	211,356	208,397
Connect U.S. Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (a)(b)(c)	274,226	271,621
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/2/27 (a)(b)(c)	264,182	246,632
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 4/27/27 (a)(b)(c)	212,363	210,947
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8125% 5/1/28 (a)(b)(c)	1,291,950	1,270,413
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7% 5/31/25 (a)(b)(c)	491,748	400,111
Intelsat Jackson Holdings SA 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 4.75% 2/1/29 (a)(b)(c)	2,463,825	2,419,944
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 3/1/27 (a)(b)(c)	457,985	448,967
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.7074% 3/15/27 (a)(b)(c)	156,792	152,432
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.137% 4/30/27 (a)(b)(c)	698,197	683,940
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4% 9/25/26 (a)(b)(c)	1,311,713	1,299,094
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.506% 11/1/24 (a)(b)(c)	719,173	683,214
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (a)(b)(c)	1,100,000	1,035,144
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (a)(b)(c)	87,396	87,068
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.4574% 3/9/27 (a)(b)(c)	1,763,763	1,714,819

TOTAL TELECOMMUNICATIONS		11,824,121

Textiles/Apparel - 0.9%
Byju's Alpha, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 11/24/26 (a)(b)(c)	573,563	566,037
Canada Goose, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.506% 10/7/27 (a)(b)(c)	241,944	239,677
Crocs, Inc. Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.4484% 2/17/29 (a)(b)(c)	820,000	798,623
Jo-Ann Stores LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 7/7/28 (a)(b)(c)	300,000	260,358
Tory Burch LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 4/14/28 (a)(b)(c)	436,700	423,599

TOTAL TEXTILES/APPAREL		2,288,294

Utilities - 2.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 8/1/25 (a)(b)(c)	1,311,643	1,286,643
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.751% 11/1/26 (a)(b)(c)	338,625	324,403
Limetree Bay Terminals LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (a)(b)(c)	118,930	99,158
Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (a)(b)(c)	761,461	634,868
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.5% 1/3/29 (a)(b)(c)	210,000	206,063
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (a)(b)(c)	803,225	792,181
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.46% 1/21/28 (a)(b)(c)	359,589	356,130
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9914% 3/2/27 (a)(b)(c)	856,439	833,957
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.2043% 12/31/25 (a)(b)(c)	847,954	838,499

TOTAL UTILITIES		5,371,902

TOTAL BANK LOAN OBLIGATIONS
(Cost $239,384,092)		235,607,641

Nonconvertible Bonds - 4.6%
Aerospace - 0.2%
TransDigm, Inc.:
6.25% 3/15/26 (g)	500,000	513,320
8% 12/15/25 (g)	55,000	57,518

TOTAL AEROSPACE		570,838

Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (g)	165,000	166,238
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (g)	115,000	115,668

TOTAL AIR TRANSPORTATION		281,906

Automotive & Auto Parts - 0.7%
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 6.625% 10/15/26 (a)(b)(g)	1,810,000	1,762,488
Broadcasting - 0.1%
Univision Communications, Inc.:
6.625% 6/1/27 (g)	170,000	178,075
9.5% 5/1/25 (g)	170,000	178,500

TOTAL BROADCASTING		356,575

Chemicals - 0.0%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (g)	5,000	4,613
Containers - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (g)	415,000	399,821
Trivium Packaging Finance BV 5.5% 8/15/26 (g)	145,000	143,913

TOTAL CONTAINERS		543,734

Energy - 0.1%
New Fortress Energy, Inc. 6.75% 9/15/25 (g)	75,000	75,443
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (g)	165,000	169,538
Transocean Poseidon Ltd. 6.875% 2/1/27 (g)	131,250	129,938

TOTAL ENERGY		374,919

Gaming - 0.6%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (g)	875,000	829,063
Golden Entertainment, Inc. 7.625% 4/15/26 (g)	250,000	260,313
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (g)	300,000	295,500
VICI Properties, Inc.:
3.5% 2/15/25 (g)	35,000	34,484
4.25% 12/1/26 (g)	50,000	49,790

TOTAL GAMING		1,469,150

Healthcare - 0.1%
Bausch Health Companies, Inc. 5.5% 11/1/25 (g)	235,000	232,944
Tenet Healthcare Corp. 4.625% 7/15/24	104,000	104,447

TOTAL HEALTHCARE		337,391

Hotels - 0.1%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (g)	133,000	136,325
Leisure - 0.1%
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (g)	40,000	41,650
10.875% 6/1/23 (g)	190,000	202,175

TOTAL LEISURE		243,825

Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (g)	135,000	122,513
Services - 0.6%
Adtalem Global Education, Inc. 5.5% 3/1/28 (g)	665,000	643,388
Aramark Services, Inc. 6.375% 5/1/25 (g)	90,000	92,388
PowerTeam Services LLC 9.033% 12/4/25 (g)	670,000	669,508
Sotheby's 7.375% 10/15/27 (g)	200,000	204,818

TOTAL SERVICES		1,610,102

Super Retail - 0.2%
EG Global Finance PLC:
6.75% 2/7/25 (g)	125,000	124,688
8.5% 10/30/25 (g)	260,000	266,175

TOTAL SUPER RETAIL		390,863

Technology - 0.1%
CommScope, Inc. 6% 3/1/26 (g)	150,000	151,739
SSL Robotics LLC 9.75% 12/31/23 (g)	103,000	109,566

TOTAL TECHNOLOGY		261,305

Telecommunications - 1.2%
Altice Financing SA 5.75% 8/15/29 (g)	1,000,000	907,190
Altice France SA:
5.125% 1/15/29 (g)	25,000	22,211
5.5% 1/15/28 (g)	1,000,000	927,300
Frontier Communications Holdings LLC 5% 5/1/28 (g)	160,000	153,600
Intelsat Jackson Holdings SA 6.5% 3/15/30 (g)	535,000	533,663
Windstream Escrow LLC 7.75% 8/15/28 (g)	500,000	509,290

TOTAL TELECOMMUNICATIONS		3,053,254

Utilities - 0.2%
Exgen Texas Power LLC 3 month U.S. LIBOR + 6.750% 7.75% 10/8/26 (a)(b)(f)	430,720	430,720
TOTAL NONCONVERTIBLE BONDS
(Cost $12,162,631)		11,950,521
	Shares	Value

Common Stocks - 1.7%
Capital Goods - 0.1%
TNT Crane & Rigging LLC (f)(h)	24,748	285,097
TNT Crane & Rigging LLC warrants 10/31/25 (f)(h)	3,037	10,022

TOTAL CAPITAL GOODS		295,119

Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (f)(h)	1,891	124,806
Energy - 1.1%
California Resources Corp.	20,379	911,553
California Resources Corp. warrants 10/27/24 (h)	920	13,239
Chesapeake Energy Corp. (i)	12,702	1,105,074
Chesapeake Energy Corp. (h)(j)	137	11,919
Denbury, Inc. (h)	7,505	589,668
EP Energy Corp. (f)(h)	3,190	283,782

TOTAL ENERGY		2,915,235

Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (h)	53,143	4,666
Publishing/Printing - 0.1%
Cenveo Corp. (f)(h)	7,037	205,199
Restaurants - 0.1%
CEC Entertainment, Inc. (f)(h)	15,069	316,449
Super Retail - 0.0%
David's Bridal, Inc. rights (f)(h)	156	0
Telecommunications - 0.0%
GTT Communications, Inc. rights (f)(h)	17,967	17,967
Utilities - 0.2%
TexGen Power LLC (f)(h)	25,327	570,871
TOTAL COMMON STOCKS
(Cost $3,622,217)		4,450,312

Nonconvertible Preferred Stocks - 0.1%
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (f)(h)
(Cost $135,375)	1,083	416,955

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (f)(h)
(Cost $29,756)	30,115	20,177

Money Market Funds - 5.1%
Fidelity Cash Central Fund 0.31% (k)	12,091,238	12,093,656
Fidelity Securities Lending Cash Central Fund 0.31% (k)(l)	1,142,886	1,143,000
TOTAL MONEY MARKET FUNDS
(Cost $13,236,378)		13,236,656
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $268,570,449)		265,682,262
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(5,008,736)
NET ASSETS - 100%		$260,673,526

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (d) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $516,847 and $508,303, respectively.

 (e) The coupon rate will be determined upon settlement of the loan after period end.

 (f) Level 3 security

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,415,354 or 4.4% of net assets.

 (h) Non-income producing

 (i) Security or a portion of the security is on loan at period end.

 (j) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,919 or 0.0% of net assets.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chesapeake Energy Corp.	2/10/21	$1,297

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$19,249,607	$46,704,800	$53,860,751	$5,703	$1,029	$(1,029)	$12,093,656	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	--	2,990,606	1,847,606	73	--	--	1,143,000	0.0%
Total	$19,249,607	$49,695,406	$55,708,357	$5,776	$1,029	$(1,029)	$13,236,656

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$4,666	$--	$4,666	$--
Consumer Discretionary	316,449	--	--	316,449
Energy	2,915,235	2,631,453	--	283,782
Financials	541,761	--	--	541,761
Industrials	500,318	--	--	500,318
Information Technology	17,967	--	--	17,967
Utilities	570,871	--	--	570,871
Bank Loan Obligations	235,607,641	--	233,236,985	2,370,656
Corporate Bonds	11,950,521	--	11,519,801	430,720
Other	20,177	--	--	20,177
Money Market Funds	13,236,656	13,236,656	--	--
Total Investments in Securities:	$265,682,262	$15,868,109	$244,761,452	$5,052,701

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$4,971,165
Net Realized Gain (Loss) on Investment Securities	6,275
Net Unrealized Gain (Loss) on Investment Securities	(330,977)
Cost of Purchases	1,987,865
Proceeds of Sales	(628,853)
Amortization/Accretion	(139)
Transfers into Level 3	--
Transfers out of Level 3	(952,635)
Ending Balance	$5,052,701
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2022	$(330,977)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,104,900) — See accompanying schedule: Unaffiliated issuers (cost $255,334,071)	$252,445,606
Fidelity Central Funds (cost $13,236,378)	13,236,656
Total Investment in Securities (cost $268,570,449)		$265,682,262
Cash		361,354
Receivable for investments sold		2,001,718
Receivable for fund shares sold		11,652
Interest receivable		1,397,444
Distributions receivable from Fidelity Central Funds		2,095
Receivable from investment adviser for expense reductions		4,781
Total assets		269,461,306
Liabilities
Payable for investments purchased	$7,401,363
Payable for fund shares redeemed	228,140
Other payables and accrued expenses	15,277
Collateral on securities loaned	1,143,000
Total liabilities		8,787,780
Net Assets		$260,673,526
Net Assets consist of:
Paid in capital		$291,876,205
Total accumulated earnings (loss)		(31,202,679)
Net Assets		$260,673,526
Net Asset Value, offering price and redemption price per share ($260,673,526 ÷ 28,379,261 shares)		$9.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2022 (Unaudited)
Investment Income
Dividends		$498,545
Interest		5,661,938
Income from Fidelity Central Funds (including $73 from security lending)		5,776
Total income		6,166,259
Expenses
Custodian fees and expenses	36,169
Independent trustees' fees and expenses	487
Interest	47
Total expenses before reductions	36,703
Expense reductions	(32,271)
Total expenses after reductions		4,432
Net investment income (loss)		6,161,827
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,219,573
Fidelity Central Funds	1,029
Total net realized gain (loss)		1,220,602
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4,428,959)
Fidelity Central Funds	(1,029)
Total change in net unrealized appreciation (depreciation)		(4,429,988)
Net gain (loss)		(3,209,386)
Net increase (decrease) in net assets resulting from operations		$2,952,441

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2022 (Unaudited)	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,161,827	$11,805,173
Net realized gain (loss)	1,220,602	(4,316,117)
Change in net unrealized appreciation (depreciation)	(4,429,988)	17,326,178
Net increase (decrease) in net assets resulting from operations	2,952,441	24,815,234
Distributions to shareholders	(6,181,083)	(11,648,675)
Share transactions
Proceeds from sales of shares	8,979,561	41,439,460
Reinvestment of distributions	6,181,078	11,644,865
Cost of shares redeemed	(36,792,533)	(49,776,970)
Net increase (decrease) in net assets resulting from share transactions	(21,631,894)	3,307,355
Total increase (decrease) in net assets	(24,860,536)	16,473,914
Net Assets
Beginning of period	285,534,062	269,060,148
End of period	$260,673,526	$285,534,062
Other Information
Shares
Sold	969,806	4,514,578
Issued in reinvestment of distributions	668,655	1,271,508
Redeemed	(3,974,006)	(5,434,758)
Net increase (decrease)	(2,335,545)	351,328

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Floating Rate High Income Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.30	$8.86	$9.29	$9.52	$9.49	$9.42
Income from Investment Operations
Net investment income (loss)A,B	.209	.388	.463	.547	.540	.445
Net realized and unrealized gain (loss)	(.109)	.435	(.439)	(.131)	(.001)	.053
Total from investment operations	.100	.823	.024	.416	.539	.498
Distributions from net investment income	(.210)	(.383)	(.454)	(.646)	(.509)	(.428)
Total distributions	(.210)	(.383)	(.454)	(.646)	(.509)	(.428)
Net asset value, end of period	$9.19	$9.30	$8.86	$9.29	$9.52	$9.49
Total ReturnC,D	1.08%	9.44%	.37%	4.61%	5.82%	5.38%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.03%G	.01%	.01%	.01%	.01%	.49%
Expenses net of fee waivers, if any	- %G,H	- %H	.01%	.01%	.01%	.49%
Expenses net of all reductions	- %G,H	- %H	.01%	.01%	- %H	.48%
Net investment income (loss)	4.53%G	4.24%	5.22%	5.87%	5.68%	4.71%
Supplemental Data
Net assets, end of period (000 omitted)	$260,674	$285,534	$269,060	$264,583	$461,203	$448,936
Portfolio turnover rateI	41%G	45%	37%	33%	52%	75%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2022

1. Organization.

Fidelity Series Floating Rate High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$2,231,148	Market comparable	Discount rate	45.0%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	4.1 – 6.9 / 5.0	Increase
			Strike price	$31.17	Decrease
		Recovery value	Recovery value	$0.00 - $1.00 / $1.00	Increase
		Market approach	Transaction price	$88.96	Increase
			Parity price	$29.16	Increase
		Indicative market price	Evaluated bid	$66.00 - $385.00 / $311.51	Increase
			Mid price	$21.00	Increase
Corporate Bonds	$430,720	Market approach	Transaction price	$100.00	Increase
Bank Loan Obligations	$2,370,656	Market approach	Parity price	$96.00	Increase
		Indicative market price	Evaluated bid	$97.00 - $102.75 / $98.86	Increase
Other	$20,177	Recovery value	Recovery value	$0.67	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,168,211
Gross unrealized depreciation	(6,389,097)
Net unrealized appreciation (depreciation)	$(2,220,886)
Tax cost	$267,903,148

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(662,427)
Long-term	(29,763,111)
Total capital loss carryforward	$(30,425,538)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not expect the adoption of ASU 2020-04 to have a material impact on the Fund's financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Floating Rate High Income Fund	54,443,299	74,653,394

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Floating Rate High Income Fund	$12

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Floating Rate High Income Fund	Borrower	$5,409,000.31%		$47

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Floating Rate High Income Fund	–	606,056	492,286

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Floating Rate High Income Fund	$7	$–	$–

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through January 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $32,091.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $180.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period-B October 1, 2021 to March 31, 2022
Fidelity Series Floating Rate High Income Fund	- %-C
Actual		$1,000.00	$1,010.80	$--D
Hypothetical-E		$1,000.00	$1,024.93	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SFR-SANN-0522
1.924293.110

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 19, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 19, 2022